UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22123

        Nuveen Municipal High Income Opportunity Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund 2 (NMD)
	July 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.1% (0.8% of Total Investments)
$ 2,290	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa1	$2,178,248
	System Inc., Series 2005A, 5.250%, 11/15/20

	Arizona – 3.6% (2.9% of Total Investments)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	930,730
	Bonds, Series 2007, 6.200%, 7/15/32
4,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	3,823,640
	2007, 7.000%, 12/01/27
3,125	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Trust 2373, 13.891%,	No Opt. Call	AA–	1,748,094
	12/01/37 (IF)
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	912,320
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)

9,125	Total Arizona			7,414,784

	California – 22.8% (18.0% of Total Investments)
2,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	1,715,660
	5.000%, 12/01/36
3,750	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007,	11/16 at 100.00	Aa3	3,322,725
	Trust 1757, 13.760%, 11/15/46 (IF)
7,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	6,407,240
	Health System, Series 2005A, 5.250%, 7/01/35
	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,
	Franciscan Mobile Home Park Refunding, Series 2007A:
3,500	5.000%, 12/15/37	12/17 at 100.00	A–	3,017,035
2,000	6.500%, 12/15/47	12/17 at 100.00	N/R	1,753,420
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
3,000	5.750%, 6/01/47	6/17 at 100.00	BBB	2,463,900
2,500	5.125%, 6/01/47	6/17 at 100.00	BBB	1,845,550
3,190	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AA	1,766,494
	Revenue Bonds, Series 2005A, Trust 2213, 12.123%, 6/01/45 – AMBAC Insured (IF)
20,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	A	18,028,000
	Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured (UB)
6,015	Independent Cities Lease Finance Authority, California, Senior Lien Revenue Bonds, Caritas	8/15 at 100.00	BBB	5,126,705
	Affordable Housing Project Mobile Home Park, Series 2005A, 5.200%, 8/15/45 – ACA Insured
495	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Moorpark	9/16 at 100.00	N/R	425,309
	Highlands Project, Series 2006, 5.300%, 9/01/38
1,000	Santa Clara Valley Water District, California, Certificates of Participation, Series 2008,	6/17 at 100.00	AA	933,780
	Trust 2881, 11.590%, 6/01/37 – MBIA Insured (IF)

54,450	Total California			46,805,818

	Colorado – 7.4% (5.9% of Total Investments)
2,000	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	2,111,380
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon	12/16 at 100.00	N/R	418,915
	Valley Academy, Series 2006, 5.625%, 12/01/36
1,530	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BB+	1,313,230
	Academy, Series 2007A, 5.700%, 5/01/37
2,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R	1,867,460
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38
1,510	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	1,405,161
	5.000%, 3/01/25
5,045	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	4/17 at 100.00	N/R	4,389,604
	2007, 6.750%, 4/01/27 (Alternative Minimum Tax)
1,000	Public Authority for Colorado Energy, Natural Gas Revenue Bonds, Colorado Springs Utilities,	No Opt. Call	A	980,420
	Series 2008, 6.500%, 11/15/38
3,000	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A, 5.250%, 11/15/39	5/16 at 100.00	Baa1	2,714,910

16,585	Total Colorado			15,201,080

	Florida – 12.7% (10.0% of Total Investments)
1,500	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,397,670
	Series 2008A, 7.000%, 5/01/37
2,000	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company	8/11 at 100.00	BBB	1,607,300
	Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)
3,000	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds,	5/16 at 100.00	AA	2,877,090
	Mayo Clinic, Series 2006, 5.000%, 11/15/36
2,960	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,411,897
	Gardens, Series 2004A, 5.900%, 5/01/35
1,500	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A,	5/18 at 100.00	N/R	1,397,055
	7.125%, 5/01/39
1,000	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/12 at 101.00	N/R	847,010
	Series 2004, 5.750%, 5/01/35
1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	850,230
	6.000%, 5/01/37
985	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004,	5/12 at 101.00	N/R	841,466
	6.250%, 5/01/36
2,850	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	2,297,271
	South Florida, Trust 1030, 12.653%, 8/15/37 (IF)
6,000	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A,	5/17 at 100.00	N/R	4,875,300
	5.250%, 5/01/39
5,000	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	4,482,000
	Series 2007, 6.750%, 5/01/38
1,495	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	1,250,852
	5.400%, 5/01/37
985	Winter Garden Village at Fowler Groves Community Development District, Florida, Special	5/16 at 100.00	N/R	916,976
	Assessment Bonds, Series 2006, 5.650%, 5/01/37

30,275	Total Florida			26,052,117

	Georgia – 4.1% (3.2% of Total Investments)
3,500	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue	6/11 at 101.00	B2	3,311,035
	Refunding Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31
2,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court,	2/09 at 100.00	N/R	1,840,100
	Series 2004A, 6.125%, 2/15/34
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	766,360
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2008A:
1,220	6.250%, 7/15/33 (4)	No Opt. Call	A	1,106,076
1,500	6.375%, 7/15/38 (4)	No Opt. Call	A	1,372,605

9,220	Total Georgia			8,396,176

	Idaho – 1.7% (1.4% of Total Investments)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
2,145	5.250%, 9/01/26	9/16 at 100.00	BBB–	1,903,838
2,000	5.250%, 9/01/37	9/16 at 100.00	BBB–	1,659,360

4,145	Total Idaho			3,563,198

	Illinois – 6.4% (5.0% of Total Investments)
1,100	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim	1/18 at 102.00	N/R	1,077,758
	Redevelopment Project, Series 2008, 7.000%, 1/01/28
5,620	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	No Opt. Call	BBB	4,612,165
	Series 2007, 5.000%, 12/01/36
1,500	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.500%, 4/01/37	4/17 at 100.00	Baa1	1,417,380
2,500	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	BB–	2,083,275
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental
	Health Center, Series 2007:
1,295	6.200%, 6/01/17	No Opt. Call	N/R	1,276,482
2,745	6.625%, 6/01/37	6/17 at 103.00	N/R	2,628,283

14,760	Total Illinois			13,095,343

	Indiana – 3.4% (2.7% of Total Investments)
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa2	2,723,160
	System, Series 2006, 5.125%, 8/01/29
1,250	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	Aa2	1,158,750
	Guaranteed, Series 2007A, Trust 2882, 13.014%, 10/15/20 (IF)
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	1,739,300
	Indiana, Series 2007, 5.500%, 3/01/37
1,625	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007,	9/17 at 100.00	N/R	1,388,904
	5.800%, 9/01/47

7,875	Total Indiana			7,010,114

	Louisiana – 6.5% (5.2% of Total Investments)
7,500	Louisiana Local Government Envirnomental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB+	7,319,096
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
500	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	AA	511,970
	Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%,
	7/01/30 – AMBAC Insured
5,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	4,651,550
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	901,290
	Series 2001B, 5.875%, 5/15/39

14,000	Total Louisiana			13,383,906

	Maryland – 1.4% (1.1% of Total Investments)
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/17 at 100.00	BBB	2,772,510
	Center Project, Series 2007A, 5.500%, 7/01/42

	Massachusetts – 0.5% (0.4% of Total Investments)
90	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	N/R	78,316
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
1,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	950,450
	Issue, Series A (2008), 6.500%, 1/15/38

1,090	Total Massachusetts			1,028,766

	Michigan – 1.2% (0.9% of Total Investments)
1,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R	763,600
	Obligated Group, Series 2007A, 4.875%, 8/15/27
1,750	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,619,993
	Montessori Academy, Series 2007, 6.500%, 12/01/37
20	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	Ba3	17,597
	Obligated Group, Series 1998A, 5.250%, 8/15/23

2,770	Total Michigan			2,401,190

	Minnesota – 2.4% (1.9% of Total Investments)
5,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	4,936,650
	Series 2005, 6.000%, 11/15/35

	Missouri – 1.0% (0.8% of Total Investments)
40	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center	12/10 at 102.00	N/R	38,022
	Headquarters Hotel Project, Series 2000A, 7.000%, 12/15/15 (Alternative Minimum Tax)
2,105	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	3/09 at 100.00	N/R	2,037,324
	Project, Series 2008A, 6.300%, 8/22/26

2,145	Total Missouri			2,075,346

	Montana – 0.3% (0.3% of Total Investments)
725	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	684,799
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)

	Nevada – 1.3% (1.0% of Total Investments)
55	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	10/08 at 100.00	BB+	46,853
	1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
1,200	5.625%, 1/01/32 – AMBAC Insured	1/10 at 102.00	AA	786,132
1,200	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AA	796,116
1,000	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	Ba2	954,230
	Revenue Bonds Series 2008A, 6.750%, 6/15/28

3,455	Total Nevada			2,583,331

	New Jersey – 3.9% (3.1% of Total Investments)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
3,000	6.250%, 9/15/19 (Alternative Minimum Tax)	9/09 at 101.00	B	2,371,080
55	6.400%, 9/15/23 (Alternative Minimum Tax)	9/09 at 101.00	B	42,161
240	6.250%, 9/15/29 (Alternative Minimum Tax)	9/09 at 101.00	B	172,711
25	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	19,618
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
5,700	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	5,445,039
	University Hospital, Series 2007, 5.750%, 7/01/37

9,020	Total New Jersey			8,050,609

	New Mexico – 0.2% (0.1% of Total Investments)
500	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	460,570
	2007, 7.000%, 10/01/37

	New York – 1.7% (1.4% of Total Investments)
3,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	2,553,090
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
1,030	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	957,550
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23

4,030	Total New York			3,510,640

	North Carolina – 2.5% (2.0% of Total Investments)
1,685	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	BBB–	1,490,484
	2007, 5.250%, 10/01/38
1,250	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	959,600
	Bonds, Series 2008, Trust 1149, 12.043%, 1/15/47 (IF)
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,740	6.000%, 6/01/31	6/18 at 100.00	BBB	1,757,191
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	1,016,140

5,675	Total North Carolina			5,223,415

	Ohio – 3.6% (2.9% of Total Investments)
6,845	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	5,561,152
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
95	Coshocton County, Ohio, Environmental Revenue Bonds, Smurfit-Stone Container Corporation,	No Opt. Call	B–	84,013
	Series 2005, 5.125%, 8/01/13
2,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	1,798,700
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)

8,940	Total Ohio			7,443,865

	Oklahoma – 0.9% (0.7% of Total Investments)
2,295	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA–	1,796,572
	Trust 1037, 12.645%, 2/15/42 (IF)
45	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	12/08 at 100.00	B–	35,582
	6.250%, 6/01/20

2,340	Total Oklahoma			1,832,154

	Pennsylvania – 1.4% (1.1% of Total Investments)
1,010	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	964,247
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
1,900	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	1,824,760
	Series 2008A, 6.500%, 7/01/40

2,910	Total Pennsylvania			2,789,007

	Puerto Rico – 0.6% (0.5% of Total Investments)
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	1,046,330
	6.000%, 7/01/38
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/10 at 100.00	CCC+	233,405
	Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25
20	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/08 at 100.00	CCC+	9,338
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)

1,520	Total Puerto Rico			1,289,073

	South Carolina – 4.2% (3.3% of Total Investments)
4,000	Charleston, South Carolina, Tax Increment Revenue Bonds, Charleston Neck redevelopment	12/08 at 100.00	N/R	3,988,320
	Project, Series 2007, 7.500%, 6/01/09
1,600	Georgetown County, South Carolina, Environmental Improvement Revenue Bonds, International	8/11 at 100.00	BBB	1,230,928
	Paper Company, Series 2006A, 5.000%, 8/01/30 (Alternative Minimum Tax)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	3,463,892
	Series 2007B, 7.700%, 11/01/17

9,077	Total South Carolina			8,683,140

	Tennessee – 2.2% (1.7% of Total Investments)
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
2,000	5.500%, 11/01/37	11/17 at 100.00	N/R	1,821,840
3,000	5.500%, 11/01/46	11/17 at 100.00	N/R	2,668,350

5,000	Total Tennessee			4,490,190

	Texas – 9.7% (7.7% of Total Investments)
10	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	No Opt. Call	CCC+	5,112
	Series 1991, 7.000%, 12/01/11 (Alternative Minimum Tax)
440	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	403,920
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
3,000	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BB+	2,876,040
	Series 2008A, 6.500%, 8/15/38
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/16 at 100.00	N/R	1,237,126
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
4,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Allied	4/12 at 100.00	B+	3,629,360
	Waste Industries, Inc., Series 2007A, 5.200%, 4/01/18 (Alternative Minimum Tax)
1,800	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	1,738,062
	5.750%, 1/01/38
110	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	Caa1	100,980
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
385	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	354,319
	Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
3,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	Caa1	2,426,040
	LLC Project, Series 2003B, 6.150%, 8/01/22
2,875	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	2,330,130
	Texas Health Resources Project, Trust 1031, 12.662%, 2/15/36 (IF)
5,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series	8/12 at 100.00	AA	4,797,250
	2002A, 5.000%, 8/15/42 – AMBAC Insured

21,950	Total Texas			19,898,339

	Utah – 4.1% (3.3% of Total Investments)
1,750	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series	11/16 at 100.00	N/R	1,493,748
	2006, 5.700%, 11/15/36
	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds, Series:
500	6.250%, 6/15/28	6/17 at 100.00	N/R	475,695
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,363,948
5,500	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	5,107,135
	2007A, 5.800%, 6/15/38

9,180	Total Utah			8,440,526

	Washington – 5.4% (4.3% of Total Investments)
4,000	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	No Opt. Call	N/R	3,778,560
1,000	Klickitat County Public Hospital District 2, Washington, Skyline Hospital Revenue Bonds,	No Opt. Call	N/R	937,900
	Series 2007, 6.500%, 12/01/38
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	6,347,110
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32

12,000	Total Washington			11,063,570

	West Virginia – 0.3% (0.3% of Total Investments)
740	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	N/R	691,449
	Economic Development, Series 2006B, 5.625%, 3/01/36

	Wisconsin – 6.5% (5.1% of Total Investments)
16,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	13,261,440
	Health Care System, Series 2006, 5.250%, 8/15/34 (UB)

	Wyoming – 1.3% (1.0% of Total Investments)
3,000	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	2,667,420
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 292,792	Total Investments (cost $281,946,837) – 126.3%			259,378,783

	Floating Rate Obligations – (13.1)%			(27,000,000)

	Other Assets Less Liabilities – (13.2)%			(27,037,202)

	Net Assets Applicable to Common Shares – 100%			$205,341,581

Futures Contracts outstanding at July 31, 2008:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	July 31, 2008	(Depreciation)

U.S. 30-Year Treasury Bonds	Short	(540)	9/08	$(62,370,000)	$(177,758)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG,
FGIC, MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Subsequent to the reporting period, the Adviser concluded that the issuer was not likely to meet its interest payment obligations and directed the Fund’s custodian to cease accruing additional income and
“write-off” any remaining recorded balances on the Fund’s records.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $254,861,455.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 312,691
Depreciation	(22,794,843)

Net unrealized appreciation (depreciation) of investments	$(22,482,152)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal High Income Opportunity Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                  Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                  Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2008